Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
April 30, 2025
EDT-NPRT1-0625
1.950996.112
Common Stocks - 97.2%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,040,500	54,311,896
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	2,279,500	65,398,855
Imperial Oil Ltd (United States) (a)	1,068,200	71,975,316
Parex Resources Inc (a)	2,668,769	21,487,985
Parkland Corp	532,300	13,409,821
		172,271,977
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States) (a)	1,290,100	73,600,205
TOTAL CANADA		300,184,078
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	175,600	28,034,950
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (a)(b)	720,200	75,008,830
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,078,796
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	140,300	13,080,169
UNITED KINGDOM - 4.9%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	483,746	26,965,599
Consumer Staples - 1.4%
Beverages - 1.4%
Coca-Cola Europacific Partners PLC	1,249,900	113,415,926
Diageo PLC	1,957,600	54,970,179
		168,386,105
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC ADR	3,166,854	227,348,449
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC	12,050,545	173,938,816
TOTAL UNITED KINGDOM		596,638,969
UNITED STATES - 88.9%
Communication Services - 3.0%
Entertainment - 0.9%
Walt Disney Co/The	1,147,700	104,383,315
Interactive Media & Services - 0.6%
Alphabet Inc Class A	512,200	81,337,360
Media - 1.5%
Comcast Corp Class A	5,196,604	177,723,857
TOTAL COMMUNICATION SERVICES		363,444,532

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.4%
H&R Block Inc (a)	2,751,864	166,130,030
Specialty Retail - 2.8%
Lowe's Cos Inc	454,600	101,630,376
Murphy USA Inc	89,300	44,522,301
Ross Stores Inc	851,000	118,289,000
Ulta Beauty Inc (b)	194,100	76,793,724
		341,235,401
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	728,000	51,433,200
TOTAL CONSUMER DISCRETIONARY		558,798,631

Consumer Staples - 10.4%
Beverages - 2.5%
Coca-Cola Co/The	1,457,900	105,770,645
Keurig Dr Pepper Inc	5,599,500	193,686,705
		299,457,350
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings Inc (b)	946,600	111,282,296
Target Corp	394,200	38,119,140
US Foods Holding Corp (b)	2,094,330	137,513,708
Walgreens Boots Alliance Inc	3,727,300	40,888,481
		327,803,625
Food Products - 1.7%
JM Smucker Co	432,300	50,263,521
Mondelez International Inc	1,584,200	107,931,546
Tyson Foods Inc Class A	796,400	48,771,536
		206,966,603
Household Products - 1.4%
Procter & Gamble Co/The	1,125,800	183,021,306
Personal Care Products - 2.1%
Kenvue Inc	10,712,797	252,822,009
TOTAL CONSUMER STAPLES		1,270,070,893

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	1,341,200	119,527,744
Exxon Mobil Corp	4,600,700	485,971,941
Shell PLC ADR	3,882,500	250,343,600
		855,843,285
Financials - 25.7%
Banks - 10.1%
Bank of America Corp	7,277,500	290,226,700
Cullen/Frost Bankers Inc	279,100	32,506,777
JPMorgan Chase & Co	1,248,600	305,432,532
M&T Bank Corp	641,744	108,942,461
PNC Financial Services Group Inc/The	912,900	146,693,901
US Bancorp	2,309,300	93,157,162
Wells Fargo & Co	3,607,100	256,140,171
		1,233,099,704
Capital Markets - 2.2%
Bank of New York Mellon Corp/The	529,700	42,593,177
Blackrock Inc	94,100	86,031,866
Northern Trust Corp	1,317,400	123,809,252
State Street Corp	139,500	12,289,950
		264,724,245
Consumer Finance - 0.9%
Capital One Financial Corp	607,600	109,525,976
Financial Services - 4.6%
Berkshire Hathaway Inc Class B (b)	886,066	472,494,695
Visa Inc Class A	254,400	87,895,200
		560,389,895
Insurance - 7.3%
Chubb Ltd	1,218,839	348,685,461
Hartford Insurance Group Inc/The	343,600	42,149,412
The Travelers Companies, Inc.	1,367,170	361,110,612
Willis Towers Watson PLC	455,600	140,233,680
		892,179,165
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp (a)	4,510,700	39,829,481
Annaly Capital Management Inc	1,900,200	37,243,920
		77,073,401
TOTAL FINANCIALS		3,136,992,386

Health Care - 14.1%
Biotechnology - 1.5%
Gilead Sciences Inc	1,711,300	182,321,902
Health Care Providers & Services - 8.9%
Centene Corp (b)	4,619,003	276,447,330
Cigna Group/The	1,102,707	374,964,488
CVS Health Corp	2,804,000	187,054,840
UnitedHealth Group Inc	608,944	250,543,919
		1,089,010,577
Pharmaceuticals - 3.7%
Elanco Animal Health Inc (b)	5,527,100	52,396,908
GSK PLC ADR (a)	4,376,300	174,395,555
Haleon PLC	21,686,100	109,121,612
Merck & Co Inc	1,354,200	115,377,840
		451,291,915
TOTAL HEALTH CARE		1,722,624,394

Industrials - 11.3%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	327,200	71,990,544
Lockheed Martin Corp	245,900	117,478,725
Northrop Grumman Corp	178,100	86,645,650
Textron Inc	322,100	22,666,177
		298,781,096
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	460,700	41,103,654
United Parcel Service Inc Class B	232,700	22,176,310
		63,279,964
Building Products - 1.1%
Builders FirstSource Inc (b)	279,400	33,424,622
Johnson Controls International plc	1,189,900	99,832,610
		133,257,232
Electrical Equipment - 0.5%
GE Vernova Inc	34,600	12,830,372
Regal Rexnord Corp	475,400	50,316,336
		63,146,708
Ground Transportation - 1.2%
CSX Corp	2,424,700	68,061,329
Norfolk Southern Corp	326,400	73,129,920
		141,191,249
Industrial Conglomerates - 0.6%
3M Co	497,400	69,093,834
Machinery - 4.0%
Allison Transmission Holdings Inc	321,400	29,645,936
Cummins Inc	48,800	14,339,392
Deere & Co	515,500	238,965,180
Dover Corp	328,300	56,024,395
Pentair PLC	1,092,800	99,149,744
Westinghouse Air Brake Technologies Corp	252,600	46,665,324
		484,789,971
Professional Services - 0.4%
Maximus Inc	729,700	48,860,712
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	437,300	74,192,318
TOTAL INDUSTRIALS		1,376,593,084

Information Technology - 5.4%
Communications Equipment - 2.2%
Cisco Systems Inc	4,608,875	266,070,354
IT Services - 1.5%
Amdocs Ltd	1,348,138	119,418,064
Cognizant Technology Solutions Corp Class A	846,979	62,312,245
		181,730,309
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc	543,400	41,814,630
Software - 1.2%
Gen Digital Inc	5,703,028	147,537,334
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	576,600	25,289,676
TOTAL INFORMATION TECHNOLOGY		662,442,303

Materials - 2.1%
Chemicals - 0.3%
AdvanSix Inc	123,500	2,645,370
CF Industries Holdings Inc	441,500	34,600,355
		37,245,725
Construction Materials - 0.9%
CRH PLC	1,126,800	107,519,256
Containers & Packaging - 0.9%
Crown Holdings Inc	882,400	85,001,592
Silgan Holdings Inc	429,000	22,157,850
		107,159,442
TOTAL MATERIALS		251,924,423

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	333,400	52,470,492
Specialized REITs - 1.1%
Crown Castle Inc	803,900	85,020,464
Lamar Advertising Co Class A	250,000	28,452,500
Outfront Media Inc	1,329,970	20,122,446
		133,595,410
TOTAL REAL ESTATE		186,065,902

Utilities - 3.8%
Electric Utilities - 3.4%
Edison International	1,174,300	62,836,793
Eversource Energy	1,146,300	68,181,924
FirstEnergy Corp	1,596,300	68,449,344
PG&E Corp	10,765,500	177,846,060
Southern Co/The	376,176	34,566,813
		411,880,934
Gas Utilities - 0.3%
UGI Corp	996,600	32,678,514
Multi-Utilities - 0.1%
Sempra	259,900	19,302,773
TOTAL UTILITIES		463,862,221

TOTAL UNITED STATES		10,848,662,054
TOTAL COMMON STOCKS (Cost $9,773,152,637)		11,866,687,846

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd (Cost $79,778,881)	2,185,169	71,985,988

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	234,874,183	234,921,158
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	163,540,020	163,556,374
TOTAL MONEY MARKET FUNDS (Cost $398,477,532)			398,477,532

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $10,251,409,050)	12,337,151,366
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(133,398,628)
NET ASSETS - 100.0%	12,203,752,738

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $126,051,889.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	212,419,950	530,213,907	507,712,699	2,936,599	-	-	234,921,158	234,874,183	0.4%
Fidelity Securities Lending Cash Central Fund	58,668,058	401,013,999	296,125,683	51,161	-	-	163,556,374	163,540,020	0.5%
Total	271,088,008	931,227,906	803,838,382	2,987,760	-	-	398,477,532

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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